Financial instruments (Details 13) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 30, 2020	Oct. 31, 2018
Financial instruments [Line Items]
Tax ID No.	77.114.779-8	N/A
Country		Chile
Notional amount	$ 43,396	$ 39,031	$ 51,584
Current maturities	43,396	39,031
Borrowing costs	(2,802)	(2,250)
Total	40,594	36,781
NotLaterThanThreeMonths [Member]
Financial instruments [Line Items]
Notional amount	37,555	33,154
Current maturities	37,555	33,154
LaterThanThreeMonthsAndNotLaterThanOneYear [Member]
Financial instruments [Line Items]
Notional amount	$ 5,841	5,877
Current maturities		$ 5,877
Single series bond One [Member]
Financial instruments [Line Items]
Tax ID No.	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	0	0
Maturity date	01/28/2022	01/28/2021
Currency or adjustment index	US$	US$
Payment of interest	Semiannual	Semiannual
Nominal rate	4.38%	4.38%
Effective rate	1.56%	1.95%
Repayment	Upon maturity	Upon maturity
Notional amount	$ 4,648	$ 4,648
Current maturities	4,648	4,648
Borrowing costs	(433)	(433)
Total	4,215	4,215
Single series bond One [Member] | NotLaterThanThreeMonths [Member]
Financial instruments [Line Items]
Notional amount	4,648	4,648
Current maturities	4,648	4,648
Single series bond One [Member] | LaterThanThreeMonthsAndNotLaterThanOneYear [Member]
Financial instruments [Line Items]
Notional amount	0	0
Current maturities	$ 0	$ 0
Single series bond Two [Member]
Financial instruments [Line Items]
Tax ID No.	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	0	0
Maturity date	04/03/2022	04/03/2021
Currency or adjustment index	US$	US$
Payment of interest	Semiannual	Semiannual
Nominal rate	3.63%	3.63%
Effective rate	0.74%	1.08%
Repayment	Upon maturity	Upon maturity
Notional amount	$ 2,658	$ 2,658
Current maturities	2,658	2,658
Borrowing costs	(614)	(614)
Total	2,044	2,044
Single series bond Two [Member] | NotLaterThanThreeMonths [Member]
Financial instruments [Line Items]
Notional amount	0	0
Current maturities	0	0
Single series bond Two [Member] | LaterThanThreeMonthsAndNotLaterThanOneYear [Member]
Financial instruments [Line Items]
Notional amount	2,658	2,658
Current maturities	$ 2,658	$ 2,658
Single series bond Three [Member]
Financial instruments [Line Items]
Tax ID No.	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	0	0
Maturity date	05/07/2022	05/07/2021
Currency or adjustment index	US$	US$
Payment of interest	Semiannual	Semiannual
Nominal rate	4.25%	4.25%
Effective rate	3.23%	3.59%
Repayment	Upon maturity	Upon maturity
Notional amount	$ 2,869	$ 7,508
Current maturities	2,869	7,508
Borrowing costs	(679)	(679)
Total	2,190	6,829
Single series bond Three [Member] | NotLaterThanThreeMonths [Member]
Financial instruments [Line Items]
Notional amount	0	7,508
Current maturities	0	7,508
Single series bond Three [Member] | LaterThanThreeMonthsAndNotLaterThanOneYear [Member]
Financial instruments [Line Items]
Notional amount	2,869	0
Current maturities	$ 2,869	$ 0
Single Series Bond Four [Member]
Financial instruments [Line Items]
Tax ID No.	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	0	0
Maturity date	01/22/2022	01/22/2021
Currency or adjustment index		US$
Payment of interest	Semiannual	Semiannual
Nominal rate	4.25%	4.25%
Effective rate	4.00%	4.17%
Repayment	Upon maturity	Upon maturity
Notional amount	$ 7,508	$ 2,869
Current maturities	7,508	2,869
Borrowing costs	(237)	(237)
Total	7,271	2,632
Single Series Bond Four [Member] | NotLaterThanThreeMonths [Member]
Financial instruments [Line Items]
Notional amount	7,508	0
Current maturities	7,508	0
Single Series Bond Four [Member] | LaterThanThreeMonthsAndNotLaterThanOneYear [Member]
Financial instruments [Line Items]
Notional amount	0	2,869
Current maturities	$ 0	$ 2,869
Single series bond Five [Member]
Financial instruments [Line Items]
Tax ID No.	93.007.000-9
Company	SQM S.A.
Country	Chile
Number of registration or ID of the instrument	0
Maturity date	03/10/2022
Currency or adjustment index	US$
Nominal rate	3.50%
Effective rate	3.62%
Repayment	Upon maturity
Notional amount	$ 6,874
Current maturities	6,874
Borrowing costs	(552)
Total	6,322
Single series bond Five [Member] | NotLaterThanThreeMonths [Member]
Financial instruments [Line Items]
Notional amount	6,874
Current maturities	6,874
Single series bond Five [Member] | LaterThanThreeMonthsAndNotLaterThanOneYear [Member]
Financial instruments [Line Items]
Notional amount	0
Current maturities	$ 0
Series H bonds [Member]
Financial instruments [Line Items]
Tax ID No.	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	564	564
Maturity date	01/05/2022	01/05/2021
Currency or adjustment index	UF	UF
Payment of interest	Semiannual	Semiannual
Nominal rate	4.90%	4.90%
Effective rate	1.75%	0.58%
Repayment	Semiannual	Semiannual
Notional amount	$ 16,026	$ 18,212
Current maturities	16,026	18,212
Borrowing costs	(172)	(172)
Total	15,854	18,040
Series H bonds [Member] | NotLaterThanThreeMonths [Member]
Financial instruments [Line Items]
Notional amount	16,026	18,212
Current maturities	16,026	18,212
Series H bonds [Member] | LaterThanThreeMonthsAndNotLaterThanOneYear [Member]
Financial instruments [Line Items]
Notional amount	0	0
Current maturities	$ 0	$ 0
Series O bonds [Member]
Financial instruments [Line Items]
Tax ID No.	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	699	699
Maturity date	02/01/2022	02/01/2021
Currency or adjustment index	UF	UF
Payment of interest	Semiannual	Semiannual
Nominal rate	3.80%	3.80%
Effective rate	2.06%	2.24%
Repayment	Upon maturity	Upon maturity
Notional amount	$ 863	$ 962
Current maturities	863	962
Borrowing costs	(82)	(82)
Total	781	880
Series O bonds [Member] | NotLaterThanThreeMonths [Member]
Financial instruments [Line Items]
Notional amount	863	962
Current maturities	863	962
Series O bonds [Member] | LaterThanThreeMonthsAndNotLaterThanOneYear [Member]
Financial instruments [Line Items]
Notional amount	0	0
Current maturities	$ 0	$ 0
Series P bonds [Member]
Financial instruments [Line Items]
Tax ID No.	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	563	563
Maturity date	01/15/2022	01/15/2021
Currency or adjustment index	UF	UF
Payment of interest	Semiannual	Semiannual
Nominal rate	3.25%	3.25%
Effective rate	2.04%	2.37%
Repayment	Upon maturity	Upon maturity
Notional amount	$ 1,636	$ 1,824
Current maturities	1,636	1,824
Borrowing costs	(12)	(12)
Total	1,624	1,812
Series P bonds [Member] | NotLaterThanThreeMonths [Member]
Financial instruments [Line Items]
Notional amount	1,636	1,824
Current maturities	1,636	1,824
Series P bonds [Member] | LaterThanThreeMonthsAndNotLaterThanOneYear [Member]
Financial instruments [Line Items]
Notional amount	0	0
Current maturities	$ 0	$ 0
Series Q bonds [Member]
Financial instruments [Line Items]
Tax ID No.	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	700	700
Maturity date	06/01/2022	06/01/2021
Currency or adjustment index	UF
Payment of interest	Semiannual	Semiannual
Nominal rate	3.45%	3.45%
Effective rate	2.72%	2.92%		3.45%
Repayment	Upon maturity	Upon maturity
Notional amount	$ 314	$ 350
Current maturities	314	350
Borrowing costs	(21)	(21)
Total	293	329
Series Q bonds [Member] | NotLaterThanThreeMonths [Member]
Financial instruments [Line Items]
Notional amount	0	0
Current maturities	0	0
Series Q bonds [Member] | LaterThanThreeMonthsAndNotLaterThanOneYear [Member]
Financial instruments [Line Items]
Notional amount	314	350
Current maturities	$ 314	$ 350